Dec. 01, 2020
BNY Mellon International Small Cap Fund
BNY Mellon International Small Cap Fund

December 1, 2020

BNY MELLON INTERNATIONAL SMALL CAP FUND

Supplement to Current Summary Prospectus and Prospectus

The following information supplements the information contained in the fund's summary prospectus and prospectus:

The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt  of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00%. On or after March 1, 2021, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation at any time.